CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,785,390	$ 41,123
Prepaid expenses and other	224,659	102,430
Total current assets	2,010,049	143,553
Furniture and equipment, net	46,894	25,550
Deferred financing costs, net	0	196,166
Restricted cash	60,267	60,177
Total assets	2,117,210	425,446
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable, including $6,809 and $27,483 to related parties as of December 31, 2012 and 2011, respectively	825,837	695,198
Accrued expenses	309,800	10,229
Accrued interest, including $3,155 and $5,006 to related parties as of December 31, 2012 and 2011, respectively	3,155	38,306
Liability to placement agent	0	31,543
Convertible debentures	0	150,000
Total current liabilities	1,138,792	925,276
Convertible debentures, including $265,000 to related parties	0	1,925,000
Deferred rent payable	19,710	29,083
Total liabilities	1,158,502	2,879,359
Commitments
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; 5,000,000 and -0- authorized as of December 31, 2012 and 2011, respectively; none issued or outstanding	0	0
Common stock, $0.001 par value; 150,000,000 and 75,000,000 authorized as of December 31, 2012 and 2011, respectively; 43,182,599 and 27,066,667 shares issued and outstanding as of December 31, 2012 and 2011, respectively	43,183	27,067
Additional paid in capital	16,759,805	3,913,700
Deficit accumulated during development stage	(15,844,280)	(6,394,680)
Total stockholders' equity (deficiency)	958,708	(2,453,913)
Total liabilities and stockholders' equity (deficiency)	$ 2,117,210	$ 425,446